SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM 12b-25

     Commission File Number:000-31867

NOTIFICATION OF LATE FILING

(Check one)	☒	Form 10-K and Form 10-KSB	☐	Form 11-K	☐	Form 20-F

	☐	Form 10-Q and Form 10-QSB	☐	Form N-SAR

For period ended June 30, 2003

☐	Transition Report on Form 10-K and Form 10-KSB

☐	Transition Report on Form 20-F

☐	Transition Report on Form 11-K

☐	Transition Report on Form 10-Q and 10-QSB

☐	Transition Report on Form N-SAR

For the transition period ended

     Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

     If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:

PART I
REGISTRANT INFORMATION

Full name of registrant Maxxis Group, Inc.

Former name if applicable

Address of principal executive office (Street and number) 1901 Montreal Road, Suite 108

City, state and zip code Tucker, Georgia 30084

PART II
RULE 12b-25(b) AND (c)

     If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

☒	(a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

(b) The subject annual report, semi-annual report, transition report on Form 10-K, 10-KSB, 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, 10-QSB, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

(c) The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III
NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR or the transition report or portion thereof could not be filed within the prescribed time period.

     The Company is unable to complete the review of its financial statements for the Year ended June 30, 2003 and the Annual Report on Form 10-K without unreasonable effort and expense. On December 9, 2002, the Company’s former auditors notified the Company of its decision to resign as independent auditors and withdraw it report, dated January 31, 2002, on the Company’s financial statements for the fiscal year ending June 30, 2001. On April 1, 2003 the Company filed a report on Form 8-K with the Securities and Exchange Commission stating that it had retained Tauber & Balser, P.C. as it’s new Auditor to audit the Balance Sheet of the Company as of June 30, 2003, 2002, and 2001, and related Statements of Operations, Stockholder’s Equity, and Cash Flow for the years then ended. Tauber & Balser, P.C. is still conducting its audit of the Balance Sheet for the above periods.

PART IV
OTHER INFORMATION

     (1) Name and telephone number of person to contact in regard to this notification

Alvin Curry	(770) 696-6343

(Name)	(Area Code) (Telephone Number)

     (2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

     ☐ Yes  ☒  No

     The Company’s Forms 10-K for the years ended June 30,2002 and June 30, 2003 have not been timely filed. The Company’s Forms 10-Q for the periods ending September 30, 2002; December 31, 2002; March 31, 2003; and September 30, 2003 have not been timely filed.

     (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

     ☒ Yes  ☐  No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

     The following estimates are based on our financial statements, which have not been finalized or subject to review by the Company’s Auditors. The Company’s consolidated net sales for the years ended June 30, 2002 and June 30, 2003 were approximately $7.8 million and $6.4 million, respectively a reduction of 22%. Operating losses for the years ended June 30, 2002 and June 30, 2003 are expected to be approximately $6.5 million and $6.4 million, respectively.

Maxxis Group, Inc. (Name of Registrant as Specified in Charter)

     Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date	October 22, 2003	By	/s/ Alvin Curry Alvin Curry Chief Executive Officer

ATTENTION

     Intentional misstatements or omissions of fact constitute federal criminal violations (see 18 U.S.C. 1001).